Document and Entity Information	Sep. 01, 2022
Details
Registrant CIK	0001884164
Fiscal Year End	--12-31
Registrant Name	KwikClick, Inc.
SEC Form	8-K
Period End date	Sep. 01, 2022
Tax Identification Number (TIN)	95-4463033
Emerging Growth Company	false
Entity File Number	000-56349
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	585 West 500 South
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Bountiful
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84010
City Area Code	801
Local Phone Number	243-4840
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY